Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Parentheticals) (Details) - Acquisition of Star Twenty Six [Member]	Jan. 12, 2026
Customer Relationships [Member]
Schedule of Allocation of the Purchase Price [Line Items]
Useful life	2 years
Distributor relations [Member]
Schedule of Allocation of the Purchase Price [Line Items]
Useful life	3 years
Order backlog [Member]
Schedule of Allocation of the Purchase Price [Line Items]
Useful life	2 years